Financial Risk Management - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Non-Derivative Liabilities	$ 737,846,072	$ 862,335,360
SOFR
Financial Risk Management
Interest rate	3.76%	3.97%
Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	$ 3,191,991	$ 3,900,519
1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	16,291,248	17,911,186
3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	167,806,708	91,721,686
1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	406,363,585	455,300,059
5+ years
Financial Risk Management
Non-Derivative Liabilities	144,192,540	293,501,910
Trade payables
Financial Risk Management
Non-Derivative Liabilities	13,748,183	19,479,005
Trade payables | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	13,748,183	19,479,005
Accrued expenses and other current liabilities
Financial Risk Management
Non-Derivative Liabilities	8,643,793	5,909,316
Accrued expenses and other current liabilities | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	$ 8,643,793	5,909,316
Current accounts due to related parties
Financial Risk Management
Non-Derivative Liabilities		530,030
Current accounts due to related parties | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities		$ 530,030
Variable interest borrowings
Financial Risk Management
Weighted average effective interest rate	4.51%	4.86%
Non-Derivative Liabilities	$ 616,858,085	$ 679,450,994
Variable interest borrowings | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	2,202,299	2,541,609
Variable interest borrowings | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	14,373,054	15,250,870
Variable interest borrowings | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	49,726,607	53,374,498
Variable interest borrowings | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	406,363,585	391,940,693
Variable interest borrowings | 5+ years
Financial Risk Management
Non-Derivative Liabilities	$ 144,192,540	$ 216,343,324
Variable interest for debt financing (Sale and Leaseback Agreements)
Financial Risk Management
Weighted average effective interest rate	8.84%	9.12%
Non-Derivative Liabilities	$ 98,596,011	$ 156,966,015
Variable interest for debt financing (Sale and Leaseback Agreements) | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	989,692	1,358,910
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	1,918,194	2,660,316
Variable interest for debt financing (Sale and Leaseback Agreements) | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	$ 95,688,125	12,428,837
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities		63,359,366
Variable interest for debt financing (Sale and Leaseback Agreements) | 5+ years
Financial Risk Management
Non-Derivative Liabilities		$ 77,158,586